Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)